Property and equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Property and equipment, cost, beginning balance	$ 3,925,275	$ 3,894,722
Additions	0	31,251
Acquisition of Engine	128,823
Foreign exchange	264	(698)
Property and equipment, cost, ending balance	4,054,362	3,925,275
Accumulated depreciation, beginning balance	923,392	265,964
Depreciation	339,934	657,591
Foreign Exchange assets	298	(163)
Accumulated depreciation, ending balance	1,263,624	923,392
Property and equipment, net book value	2,790,738	3,001,883
Leasehold improvements [member]
Statement [Line Items]
Property and equipment, cost, beginning balance	3,655,619	3,655,734
Additions	0	0
Acquisition of Engine	0
Foreign exchange	0	(115)
Property and equipment, cost, ending balance	3,655,619	3,655,619
Accumulated depreciation, beginning balance	783,183	238,530
Depreciation	272,326	544,653
Foreign Exchange assets	0	0
Accumulated depreciation, ending balance	1,055,509	783,183
Property and equipment, net book value	2,600,110	2,872,436
Computer equipment [member]
Statement [Line Items]
Property and equipment, cost, beginning balance	269,656	238,988
Additions	0	31,251
Acquisition of Engine	128,823
Foreign exchange	264	(583)
Property and equipment, cost, ending balance	398,743	269,656
Accumulated depreciation, beginning balance	140,209	27,434
Depreciation	67,608	112,938
Foreign Exchange assets	298	(163)
Accumulated depreciation, ending balance	208,115	140,209
Property and equipment, net book value	$ 190,628	$ 129,447